Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates Vesting Scenarios (Details)	12 Months Ended
Feb. 28, 2015
Option Vesting Scenarios [Line Items]
RSUs vesting period	3 years
Vesting Scenario One [Member]
Option Vesting Scenarios [Line Items]
Percentage of options vesting in year 1	25.00%
Percentage of options vesting in year 2	25.00%
Percentage of options vesting in year 3	50.00%
Vesting Scenario Two [Member]
Option Vesting Scenarios [Line Items]
Percentage Of Options Vested In Year Two and Three or Over a Five-Year Period	50.00%
Vesting Scenario Three [Member]
Option Vesting Scenarios [Line Items]
Percentage Of Options Vested In Year Three and Four	25.00%
Percentage Of Options Vested In Year Five	50.00%